Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	PLAN INVESTMENT FUND INC
Central Index Key	0000774412
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 30, 2016
Ultrashort Duration Government Portfolio | Ultrashort Duration Government Portfolio
Prospectus:
Trading Symbol	PIFUX
Ultrashort Duration Bond Portfolio | Ultrashort Duration Bond Portfolio
Prospectus:
Trading Symbol	PIFDX